Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
May. 31, 2015
Text Block [Abstract]
Components of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of May 31,
	2014	2015
	US$	US$
Prepaid rent	28,168	35,973
Advances to suppliers	11,713	19,134
Receivable from the settlement bank for the proceeds of exercise of options and withholding tax	4,454	7,636
Interest receivable	10,474	6,490
Staff advances (a)	4,908	4,589
Prepaid advertising fees	3,094	3,652
Rental deposit	3,415	3,370
Value added taxes recoverable	1,408	1,979
Deposit of advertising & decoration	—	1,255
Receivable of social insurance	1,067	1,127
Prepaid property taxes and other taxes	653	830
Refundable deposit for school construction	377	100
Receivable from disposal of Mingshitang	160	137
Others (b)	8,507	11,561

	78,398	97,833

(a)	Staff advances were provided to staff for traveling and related use which are expensed as incurred and staff allowance for on-site enrollment activities.
(b)	Others primarily included maintenance fees and other miscellaneous prepayments.